Fair value measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Flight equipment, fair value	$ 329,008
Discount rate | Income approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average rate	0.075
Non-contractual cash flows as a % of total cash flows | Income approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted average rate	0.84